FAIR VALUE MEASUREMENTS (Details 1)	12 Months Ended
Sep. 30, 2021 € / shares
Fair Value Measurements
Risk-free interest rate	0.98%
Effective expiration date	Dec. 07, 2026
Dividend yield	0.00%
Expected volatility	18.25%
Exercise price	1150.00%
Unit Price	€ 1.22